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                                                  Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-82510


                                                               June 30, 2004
                                                                  Supplement

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              SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS OF
             MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
                               Dated May 1, 2004


The thirteenth paragraph of the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:


   European Growth Portfolio -- The Portfolio is managed within the European Growth team. Benjamin Legge is a current member of the team.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.